Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 3	$ 0
Equity:
Limited partners capital account units outstanding	588,546,022	362,556,333
Class B Partners Capital Account Units Outstanding	14,784,015	0
Class D Partners Capital Account Units Outstanding	0	21,574,035